Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 2,624	¥ 4,707	¥ (7,623)
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,644)	(1,497)	(2,190)
Total recognized in "Accumulated other comprehensive income (loss)"	2,883	4,992	(8,031)
NTT CDBP
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	2,154	7,040	(4,221)
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(1,024)	(326)	(874)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 1,487	¥ 7,071	¥ (4,738)